PPP NOTE (Details Narrative) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Apr. 24, 2020	Mar. 31, 2020
Ppp Note
Unsecured Loan Received under Paycheck Protection Program		$ 368,780	$ 368,780